Investment Portfolioas of September 30, 2023 (Unaudited)
DWS International Growth VIP
	Shares	Value ($)

Common Stocks 95.8%
Brazil 0.3%
Pagseguro Digital Ltd. "A"* (Cost $200,174)	7,712	66,400
Canada 8.0%
Agnico Eagle Mines Ltd.	2,798	127,143
Alimentation Couche-Tard, Inc.	6,678	339,149
Brookfield Asset Management Ltd. "A"	4,472	149,017
Brookfield Corp.	19,169	599,380
Canadian National Railway Co.	1,630	176,519
Lululemon Athletica, Inc.*	300	115,683
(Cost $905,633)		1,506,891
China 5.5%
Alibaba Group Holding Ltd. (ADR)*	1,801	156,219
ANTA Sports Products Ltd.	9,200	102,729
BYD Co., Ltd. "H"	2,000	61,475
Meituan "B", 144A*	830	12,019
Minth Group Ltd.	20,870	53,356
Ping An Insurance Group Co. of China Ltd. "H"	51,500	292,330
Tencent Holdings Ltd.	7,700	298,989
Trip.com Group Ltd.*	1,550	54,723
(Cost $1,228,572)		1,031,840
Denmark 1.1%
Novo Nordisk AS "B" (Cost $139,596)	2,200	200,304
France 13.0%
Air Liquide SA	560	94,303
Airbus SE	1,437	192,644
Capgemini SE	1,780	310,292
Cie de Saint-Gobain SA	2,358	140,927
LVMH Moet Hennessy Louis Vuitton SE	425	320,159
Schneider Electric SE	1,291	212,946
Teleperformance SE	1,350	169,112
TotalEnergies SE	8,636	569,937
Vinci SA	3,950	436,480
(Cost $1,990,875)		2,446,800
Germany 12.1%
adidas AG	320	55,985
Allianz SE (Registered)	2,037	485,259
Auto1 Group SE 144A*	2,864	18,228
Brenntag SE	1,870	144,788
Deutsche Boerse AG	2,728	470,925
Deutsche Post AG	3,078	124,873
Deutsche Telekom AG (Registered)	8,479	177,985
Evonik Industries AG	2,854	52,085
Evotec SE*	5,475	108,897

SAP SE	2,320	300,234
Siemens Healthineers AG 144A	2,880	145,288
TeamViewer SE 144A*	5,400	90,719
Wacker Chemie AG	391	55,846
Zalando SE 144A*	1,585	35,159
(Cost $2,473,764)		2,266,271
Hong Kong 1.0%
Techtronic Industries Co., Ltd. (Cost $106,056)	20,097	194,227
Ireland 4.1%
Experian PLC	7,635	249,901
Flutter Entertainment PLC*	340	55,318
ICON PLC* (a)	926	228,027
Kerry Group PLC "A"	2,776	232,057
(Cost $663,416)		765,303
Israel 0.3%
CyberArk Software Ltd.* (a) (Cost $59,006)	350	57,320
Italy 0.5%
Stevanato Group SpA (b) (Cost $107,495)	3,500	104,020
Japan 7.4%
Anycolor, Inc.*	800	18,794
Daikin Industries Ltd.	1,500	235,562
Fast Retailing Co., Ltd.	990	215,964
Hoya Corp.	2,400	244,673
Keyence Corp.	700	259,317
Lasertec Corp.	400	62,094
MISUMI Group, Inc.	5,611	87,090
Shimadzu Corp.	6,200	164,400
Shiseido Co., Ltd.	2,900	101,565
(Cost $1,172,057)		1,389,459
Korea 1.5%
Samsung Electronics Co., Ltd. (Cost $237,051)	5,537	279,832
Netherlands 6.6%
Adyen NV 144A*	84	62,585
ASML Holding NV	648	382,991
DSM BV (c)	1,139	96,330
ING Groep NV	18,600	246,409
NXP Semiconductors NV (a)	573	114,554
Prosus NV	4,197	123,670
Universal Music Group NV	7,899	206,103
(Cost $1,151,818)		1,232,642
Norway 0.4%
Mowi ASA (Cost $96,834)	4,273	75,662
Singapore 3.5%
DBS Group Holdings Ltd. (Cost $498,960)	26,800	657,539
Sweden 2.4%
Assa Abloy AB "B"	8,559	185,984

Hexagon AB "B"	11,804	100,611
Spotify Technology SA* (b)	1,099	169,949
(Cost $496,588)		456,544
Switzerland 8.7%
Alcon, Inc.	2,555	197,214
Lonza Group AG (Registered)	1,155	532,977
Nestle SA (Registered)	4,937	558,415
Roche Holding AG (Genusschein)	1,072	292,960
Sportradar Holding AG "A"* (a)	5,484	54,895
(Cost $1,367,061)		1,636,461
Taiwan 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $137,146)	21,000	343,927
United Kingdom 5.7%
AstraZeneca PLC	2,920	394,214
Farfetch Ltd. "A"* (b)	6,137	12,826
Halma PLC	4,777	112,498
Rentokil Initial PLC	71,195	528,350
VTEX "A"* (b)	2,886	14,459
(Cost $1,106,233)		1,062,347
United States 8.5%
Marsh & McLennan Companies, Inc.	1,977	376,223
Mastercard, Inc. "A"	614	243,089
NVIDIA Corp.	1,041	452,824
Schlumberger NV	5,900	343,970
Thermo Fisher Scientific, Inc.	345	174,629
(Cost $558,244)		1,590,735
Uruguay 3.4%
Globant SA*	2,568	508,079
MercadoLibre, Inc.*	99	125,520
(Cost $385,205)		633,599
Total Common Stocks (Cost $15,081,784)		17,998,123

Preferred Stocks 0.6%
Germany
Sartorius AG (d) (Cost $78,503)	336	113,605

Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (e) (f) (Cost $116,866)	116,866	116,866

Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 5.36% (e) (Cost $480,737)	480,737	480,737

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $15,757,890)	99.6	18,709,331
Other Assets and Liabilities, Net	0.4	67,384
Net Assets	100.0	18,776,715

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2023	Value ($) at 9/30/2023
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (e) (f)
58,500	58,366 (g)	—	—	—	154	—	116,866	116,866
Cash Equivalents 2.6%
DWS Central Cash Management Government Fund, 5.36% (e)
328,851	5,073,262	4,921,376	—	—	38,684	—	480,737	480,737
387,351	5,131,628	4,921,376	—	—	38,838	—	597,603	597,603

*	Non-income producing security.
(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	Listed on the New York Stock Exchange.
(c)	Investment was valued using significant unobservable inputs.
(d)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2023 amounted to $112,591, which is 0.6% of net assets.

(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
At September 30, 2023 the DWS International Growth VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)
Financials	3,649,156	20%
Information Technology	3,539,692	20%
Industrials	3,079,403	17%
Health Care	2,736,808	15%
Consumer Discretionary	1,573,928	9%
Consumer Staples	1,306,848	7%
Energy	913,907	5%
Communication Services	886,279	5%
Materials	425,707	2%
Total	18,111,728	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$66,400	$—	$—	$66,400
Canada	1,506,891	—	—	1,506,891
China	156,219	875,621	—	1,031,840
Denmark	—	200,304	—	200,304
France	—	2,446,800	—	2,446,800
Germany	—	2,266,271	—	2,266,271
Hong Kong	—	194,227	—	194,227
Ireland	228,027	537,276	—	765,303
Israel	57,320	—	—	57,320
Italy	104,020	—	—	104,020
Japan	—	1,389,459	—	1,389,459
Korea	—	279,832	—	279,832
Netherlands	114,554	1,021,758	96,330	1,232,642
Norway	—	75,662	—	75,662
Singapore	—	657,539	—	657,539
Sweden	169,949	286,595	—	456,544
Switzerland	54,895	1,581,566	—	1,636,461
Taiwan	—	343,927	—	343,927
United Kingdom	27,285	1,035,062	—	1,062,347
United States	1,590,735	—	—	1,590,735
Uruguay	633,599	—	—	633,599
Preferred Stocks	—	113,605	—	113,605
Short-Term Investments (a)	597,603	—	—	597,603
Total	$5,307,497	$13,305,504	$96,330	$18,709,331
During the period ended September 30, 2023, the amount of transfers between Level 2 and Level 3 was $225,953. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2IG-PH3
R-080548-2 (1/25)